Operating Leases - Charters-in (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel yr	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 52,162	$ 76,314
Charter hire expenses	(74,795)	(70,836)	$ (27,374)
Lessee, Operating Lease, Liability, Payments, Due	93,783
Lessee, Operating Lease, Liability, Payments, Due Year Five	$ 7,388
Aframax/LR2 Tankers | May 2023 and September 2023
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability		$ 12,600
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel	11	10
Lessee, Operating Lease, Term of Contract	54 months
Lessee, Operating Lease, Liability, Payments, Due Year Five		$ 6,300
Teekay Tankers | Suezmax Tanker
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | yr	1
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel	4
Lessor, Operating Lease, Option to Extend	one
Operating lease arrangement period, lessor (in years)	1 year
Teekay Tankers | Suezmax
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Option to Extend	one
Teekay Tankers | Suezmax | March 2022 Sale Leaseback
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel		8
Teekay Tankers | Aframax/LR2 Tankers
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 56,200
Number Of Vessels Chartered In | vessel	1	3
Lessee, Operating Lease, Term of Contract		12 months
Operating Lease, Liability		$ 56,200
Teekay Tankers | Aframax/LR2 Tankers | March 2023
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		24 months
Teekay Tankers | Aframax/LR2 Tankers | February 2023
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		36 months
Teekay Tankers | Aframax/LR2 Tankers | January 2023
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		84 months
Teekay Tankers | Aframax/LR2 Tankers | May 2023 and September 2023
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 12,600
Teekay Tankers | Aframax/LR2 Tankers | May 2024
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 8,600
Operating Lease, Liability	$ 8,600
Teekay Tankers | Ship-to-ship Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel	1	1
Lessee, Operating Lease, Term of Contract		18 months
Teekay Tankers | Ship-to-ship Support Vessel | September 2023
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		$ 900
Teekay Tankers | Ship-to-ship Support Vessel | May 2024
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 500
Operating Lease, Liability	500
Teekay Tankers | Ship-to-ship Support Vessel | September 2023
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability		900
Teekay Tankers | Bunker Tanker
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset	$ 8,800
Number Of Vessels Chartered In | vessel	1
Operating Lease, Liability	$ 8,800
Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	$ (74,800)	$ (70,800)
Operating Lease, Weighted Average Remaining Lease Term	2 years 10 months 24 days	3 years
Operating Lease, Weighted Average Discount Rate, Percent	6.36%	6.40%
Lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	$ (45,100)	$ (41,100)
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability	53,591
Lessee, Operating Lease, Liability, Payments, Due	58,844
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,944
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due	34,939
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,444
Non-lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Charter hire expenses	(29,700)	$ (29,700)
Total Long-term Lease | Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Five	$ 7,400